10Q LONG-TERM DEBT AND LINES OF CREDIT - Committed Bridge Financing, Commercial Paper and Fair Value of Long-Term Debt (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	May 15, 2025	Apr. 17, 2025	Dec. 31, 2024	Mar. 31, 2024
Debt Instrument [Line Items]
Bridge Loan		$ 6,200,000,000	$ 7,700,000,000
Aggregate principal amount	$ 16,091,821,000			$ 16,158,592,000
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount	10,100,000,000			11,100,000,000
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of debt instrument	9,700,000,000			10,500,000,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount				1,500,000,000
Convertible Debt | Level 3
Debt Instrument [Line Items]
Fair value of debt instrument				$ 1,600,000,000
1.500% convertible notes due March 1, 2031 | Convertible Debt
Debt Instrument [Line Items]
Debt issuance costs	33,500,000
Aggregate principal amount	$ 2,000,000,000.0
Stated interest rate (as a percent)	1.50%				1.50%
1.500% convertible notes due March 1, 2031 | Convertible Debt | Level 1
Debt Instrument [Line Items]
Fair value of debt instrument	$ 1,900,000,000
1.000% convertible notes due August 15, 2029 | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000,000
Stated interest rate (as a percent)	1.00%
1.000% convertible notes due August 15, 2029 | Convertible Debt | Level 3
Debt Instrument [Line Items]
Fair value of debt instrument	$ 1,500,000,000
Commercial Paper | Commercial Paper Notes
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Debt term	397 days
Borrowings outstanding	$ 868,800,000
Weighted-average interest rate of short-term debt (as a percent)	5.00%